UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment
| |; Amendment Number:
This Amendment (Check only one.): | | is a restatement.
| | adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Windward Capital Management Company
Address: 11111 Santa Monica Blvd., Suite 1200
Form 13F File Number: 28-11829

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan R. Pene
Title: Chief Financial Officer
Phone: 310 893-3006
Signature, Place, and Date of Signing:

/s/ Stephan R. Pene		 Los Angeles, CA		January 25, 2010


Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE



Report Summary:



Number of Other Included Managers:	0

Form 13F Information Table Entry Total:  109

Form 13F Information Table Value Total:   $191,711,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     3173    58765 SH       SOLE                    58765
                                                                13      240 SH       DEFINED                   240
ACCENTURE LTD CL A             COM              G1151C101     3956    95330 SH       SOLE                    95330
                                                                15      360 SH       DEFINED                   360
AGRIUM INC COM                 COM              008916108      603     9800 SH       SOLE                     9800
AIR PRODS & CHEMS INC COM      COM              009158106      242     2990 SH       SOLE                     2990
AMAZON COM INC COM             COM              023135106     8263    61425 SH       SOLE                    61425
                                                                28      205 SH       DEFINED                   205
ANADARKO PETE CORP COM         COM              032511107     1090    17460 SH       SOLE                    17460
APPLE INC                      COM              037833100    10727    50905 SH       SOLE                    50905
                                                                38      180 SH       DEFINED                   180
BAKER HUGHES INC.              COM              057224107     1840    45445 SH       SOLE                    45445
BARRICK GOLD CORP              COM              067901108     1656    42040 SH       SOLE                    42040
                                                                 7      170 SH       DEFINED                   170
BUCYRUS INTERNATIONAL, INC     COM              118759109      349     6200 SH       SOLE                     6200
CANADIAN NATL RY CO COM        COM              136375102     1527    28095 SH       SOLE                    28095
                                                                 7      120 SH       DEFINED                   120
CATERPILLAR INC                COM              149123101     2697    47325 SH       SOLE                    47325
                                                                 8      140 SH       DEFINED                   140
CF INDS HLDGS INC COM          COM              125269100      572     6300 SH       SOLE                     6300
CHESAPEAKE ENERGY CORP COM     COM              165167107      712    27500 SH       SOLE                    27500
CLEVELAND CLIFFS INC COM       COM              18683k101      664    14400 SH       SOLE                    14400
CONSTELLATION ENERGY COM       COM              210371100     3749   106590 SH       SOLE                   106590
                                                                15      420 SH       DEFINED                   420
COSTCO COMPANIES INC           COM              22160K105     5118    86500 SH       SOLE                    86500
                                                                20      330 SH       DEFINED                   330
CVS/CAREMARK CORPORATION       COM              126650100     6154   191065 SH       SOLE                   191065
                                                                 6      190 SH       DEFINED                   190
DOW CHEM CO                    COM              260543103     4266   154394 SH       SOLE                   154394
                                                                17      630 SH       DEFINED                   630
EOG RES INC COM                COM              26875P101      467     4800 SH       SOLE                     4800
EQT CORPORATION                COM              26884L109     3204    72950 SH       SOLE                    72950
                                                                13      295 SH       DEFINED                   295
FEDEX CORP                     COM              31428x106     1482    17760 SH       SOLE                    17760
                                                                 6       75 SH       DEFINED                    75
FLUOR CORP NEW COM             COM              343412102     1581    35095 SH       SOLE                    35095
                                                                 6      130 SH       DEFINED                   130
FREEPORT-MCMORAN COP&G CL B    COM              35671d857     6471    80595 SH       SOLE                    80595
                                                                18      220 SH       DEFINED                   220
GOLDMAN SACHS GROUP            COM              38141g104     2039    12075 SH       SOLE                    12075
                                                                 8       50 SH       DEFINED                    50
GOOGLE INC CL A                COM              38259p508     1804     2910 SH       SOLE                     2910
                                                                 9       15 SH       DEFINED                    15
HESS CORP COM                  COM              42809h107     2060    34055 SH       SOLE                    34055
                                                                 5       85 SH       DEFINED                    85
HEWLETT PACKARD CO             COM              428236103      251     4870 SH       SOLE                     4870
IBM                            COM              459200101     5191    39660 SH       SOLE                    39660
                                                                22      165 SH       DEFINED                   165
ISHARES INC MSCI BRAZIL        COM              464286400      746    10000 SH       SOLE                    10000
ISHARES SILVER TRUST ISHARES   COM              46428q109     1591    96180 SH       SOLE                    96180
                                                                 6      365 SH       DEFINED                   365
JOHNSON & JOHNSON              COM              478160104     3218    49956 SH       SOLE                    49956
                                                                13      200 SH       DEFINED                   200
JP MORGAN CHASE & CO           COM              46625H100      988    23700 SH       SOLE                    23700
LAS VEGAS SANDS CORP COM       COM              517834107      616    41200 SH       SOLE                    41200
LOCKHEED MARTIN                COM              539830109     3573    47425 SH       SOLE                    47425
                                                                 5       65 SH       DEFINED                    65
MARKET VECTORS ETF TR GOLD MIN COM              57060u100      980    21200 SH       SOLE                    21200
MCDONALD'S CORP                COM              580135101     2800    44845 SH       SOLE                    44845
                                                                11      180 SH       DEFINED                   180
MEDCO HEALTH SOLUTIONS         COM              58405u102     1501    23485 SH       SOLE                    23485
                                                                 6      100 SH       DEFINED                   100
MEDTRONIC INC                  COM              585055106     3202    72805 SH       SOLE                    72805
                                                                13      295 SH       DEFINED                   295
MONSANTO CO NEW COM            COM              61166w101     5048    61747 SH       SOLE                    61747
                                                                 5       65 SH       DEFINED                    65
MORGAN STANLEY COM NEW         COM              617446448     1562    52760 SH       SOLE                    52760
                                                                 6      205 SH       DEFINED                   205
MOSAIC CO COM                  COM              61945a107     1710    28630 SH       SOLE                    28630
NATIONAL-OILWELL VARCO INC     COM              637071101     1301    29500 SH       SOLE                    29500
ORACLE CORP                    COM              68389X105     4708   191920 SH       SOLE                   191920
                                                                19      780 SH       DEFINED                   780
PEABODY ENERGY CORP            COM              704549104     7611   168350 SH       SOLE                   168350
                                                                32      715 SH       DEFINED                   715
PEPSICO INC                    COM              713448108     3226    53057 SH       SOLE                    53057
                                                                13      220 SH       DEFINED                   220
PETROHAWK ENERGY CORP COM      COM                             240    10000 SH       SOLE                    10000
PFIZER INC                     COM              717081103     2905   159725 SH       SOLE                   159725
                                                                13      690 SH       DEFINED                   690
PHILIP MORRIS INTL INC COM     COM              718172109     3070    63715 SH       SOLE                    63715
                                                                13      270 SH       DEFINED                   270
POTASH CORP SASK INC COM       COM              73755L107     5797    53430 SH       SOLE                    53430
                                                                14      125 SH       DEFINED                   125
PRAXAIR INC                    COM              74005P104     6534    81358 SH       SOLE                    81358
                                                                27      330 SH       DEFINED                   330
PROCTER & GAMBLE CO            COM              742718109     5143    84819 SH       SOLE                    84819
                                                                21      345 SH       DEFINED                   345
QUALCOMM INC COM               COM              747525103     4560    98576 SH       SOLE                    98576
                                                                18      385 SH       DEFINED                   385
QUESTAR CORP                   COM              748356102     3336    80250 SH       SOLE                    80250
                                                                 4       90 SH       DEFINED                    90
SHAW GROUP INC COM             COM              820280105      954    33195 SH       SOLE                    33195
SOUTHWESTERN ENERGY CO COM     COM              845467109      806    16720 SH       SOLE                    16720
SPDR GOLD TRUST SHARE          COM              78463v107     3207    29881 SH       SOLE                    29881
                                                                12      115 SH       DEFINED                   115
STERICYCLE INC COM             COM              858912108      225     4080 SH       SOLE                     4080
TRANSOCEAN SEDCO               COM              h8817h100     7872    95072 SH       SOLE                    95072
                                                                24      290 SH       DEFINED                   290
UNITED TECHNOLOGIES            COM              913017109     4153    59840 SH       SOLE                    59840
                                                                17      250 SH       DEFINED                   250
URS CORP NEW                   COM              903236107     1488    33420 SH       SOLE                    33420
                                                                 7      155 SH       DEFINED                   155
WEATHERFORD INTL INC           COM              H27013103      675    37690 SH       SOLE                    37690
PETROLEO BRASILEIRO SA SPONSOR ADR              71654v408     3816    80025 SH       SOLE                    80025
                                                                12      260 SH       DEFINED                   260
SAP AKTIENGELLSCHAFT SPONSORED ADR              803054204     4027    86020 SH       SOLE                    86020
                                                                14      305 SH       DEFINED                   305
TEVA PHARMACEUTICALS           ADR              881624209     6008   106941 SH       SOLE                   106941
                                                                23      413 SH       DEFINED                   413